Note 13 - Stock Option and Incentive Plan	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

13. Stock Option and Incentive Plan

On August 8, 2006, we adopted the Andalay Solar, Inc. 2006 Stock Incentive Plan (the “Stock Plan”) pursuant to which shares of common stock are available for issuance to employees, directors and consultants under the Stock Plan as restricted stock and/or options to purchase common stock. The Stock Plan allows for issuance of up to 3,000,000 shares and there were 1,112,310 shares available for issuance under the Stock Plan as of December 31, 2012. At our Annual Meeting of Stockholders held on September 19, 2013, our stockholders approved and adopted an amendment to our 2006 Incentive Stock Plan, increasing the number of shares of our common stock reserved for issuance under the Plan from 3,000,000 to 50,000,000.

Restricted stock and options to purchase common stock may be issued under the Stock Plan. The restriction period on restricted stock grants generally expire at a rate of 25% per quarter over one year or 25% per year over four years, unless decided otherwise by our Compensation Committee. Options to purchase common stock generally vest and become exercisable at a rate of 25% per quarter over one year or as to one-third of the total amount of shares subject to the option on each of the first, second and third anniversaries from the date of grant. Options to purchase common stock generally have a 5-year term.

We use the Black-Scholes-Merton Options Pricing Model (Black-Scholes) to estimate fair value of our employee and our non-employee director stock-based awards. Black-Scholes requires various judgmental assumptions, including estimating stock price volatility, expected option life and forfeiture rates. If we had made different assumptions, the amount of our deferred stock-based compensation, stock-based compensation expense, gross margin, net loss and net loss per share amounts could have been significantly different. We believe that we have used reasonable methodologies, approaches and assumptions to determine the fair value of our common stock, and that our deferred stock-based compensation and related amortization were recorded properly for accounting purposes. If any of the assumptions we used change significantly, stock-based compensation expense may differ materially in the future from that recorded in the current period.

We measure compensation expense for non-employee stock-based compensation under Accounting Standards Codification (ASC) 505-50, “Equity-Based Payments to Non-Employees.” The fair value of the option issued is used to measure the transaction, as this is more reliable than the fair value of the services received. The estimated fair value is measured utilizing Black-Scholes using the value of our common stock on the date that the commitment for performance by the counterparty has been reached or the counterparty’s performance is complete (generally the vesting date). The fair value of the equity instrument is charged directly to expense and additional paid-in capital.

We recognized stock-based compensation expense of approximately $110,200 and $704,188 during the twelve months ended December 31, 2013 and 2012, respectively, relating to compensation expense calculated based on the fair value at the time of grant for restricted stock and based on Black-Scholes for stock options granted under the Stock Plan.

The following table sets forth a summary of restricted stock activity for the twelve months ended December 31, 2013 and 2012:

	Number of Restricted Shares	Weighted-Average Grant Date Fair Value
Outstanding and not vested beginning balance at January 1, 2012	289,795	$1.92
Granted	1,029,113	$0.31
Forfeited/cancelled	(131,216)	$1.68
Released/vested	(1,139,619)	$0.47
Outstanding and not vested beginning balance at January 1, 2013	48,073	$2.50
Granted	2,500,000	$0.03
Forfeited/cancelled	(21,798)	$2.46
Released/vested	(635,323)	$0.08
Outstanding and not vested at December 31, 2013	1,890,952	$0.05

Restricted stock is valued at the grant date fair value of the common stock and expensed over the requisite service period or vesting period. We estimate forfeitures when recognizing stock-based compensation expense for restricted stock, and the estimate of forfeitures is adjusted over the requisite service period should actual forfeitures differ from such estimates. At December 31, 2013 and 2012, there was approximately $71,000 and $96,000, respectively, of unrecognized stock-based compensation expense associated with the granted but unvested restricted stock. Stock-based compensation expense relating to these restricted shares is being recognized over a weighted-average period of 0.8 years. The total fair value of shares vested during the twelve months ended December 31, 2013 and 2012, was approximately $19,000 and $256,000, respectively. Tax benefits resulting from tax deductions in excess of the compensation cost recognized (excess tax benefits) are classified as financing cash flows on our consolidated statements of cash flows. During the twelve months ended December 31, 2013 and 2012, there were no excess tax benefits relating to restricted stock and therefore there is no impact on the accompanying consolidated statements of cash flows.

The following table sets forth a summary of stock option activity for the twelve months ended December 31, 2013 and 2012:

	Number of Shares Subject To Option 2013	Weighted-Average Exercise Price	Number of Shares Subject To Option 2012	Weighted-Average Exercise Price
Outstanding beginning balance	679,744	$2.82	1,077,744	$5.47
Granted during the year	6,400,000	0.03	46,875	0.26
Forfeited/cancelled/expired during the year	(461,511)	3.29	(444,875)	9.08
Exercised during the year	—	—	—	—
Outstanding at end of year	6,618,233	$0.11	679,744	$2.75
Exercisable at end of year	2,330,650	$0.28	477,538	$2.82
Outstanding and expected to vest	6,191,212	$0.11	669,049	$2.82

Stock options are valued at the estimated fair value on the grant date or the measurement date and expensed over the requisite service period or vesting period. The weighted-average volatility was based upon the historical volatility of our common stock price. The fair value of stock option grants during the twelve months ended December 31, 2013 and 2012 was estimated using the Black-Scholes option-pricing model with the following assumptions:

	Twelve Months Ended December 31,
	2013	2012
Weighted-average volatility	105.5%	105.5%
Expected dividends	0.0%	0.0%
Expected life (years)	2.0	2.9
Weighted-average risk-free interest rate	0.30%	0.25%

The weighted-average fair value per share of the stock options as determined on the date of grant was $0.02 for the stock options to purchase 6,400,000 shares of common stock granted during the twelve months ended December 31, 2013 and $0.14 for the stock options to purchase 46,875 share of common stock granted during the twelve months ended December 31, 2012. The weighted-average remaining contractual term for the stock options outstanding (vested and expected to vest) and exercisable as of December 31, 2013 and 2012, was 4.7 years and 2.9 years, respectively. The total estimated fair value of stock options vested during the twelve months ended December 31, 2013 and 2012 was approximately $80,000 and $406,000, respectively. The aggregate intrinsic value of stock options outstanding as of December 31, 2013 and 2012 was zero.

We estimate forfeitures when recognizing stock-based compensation expense for stock options and the estimate of forfeitures is adjusted over the requisite service period should actual forfeitures differ from such estimates. At December 31, 2013 and 2012, there was approximately $81,000 and $94,000, respectively, of unrecognized stock-based compensation expense associated with stock options granted. Stock-based compensation expense relating to these stock options is being recognized over a weighted-average period of 1.6 years and 1.0, respectively. Tax benefits resulting from tax deductions in excess of the compensation cost recognized (excess tax benefits) is classified as financing cash flows on our consolidated statements of cash flows. During the twelve months ended December 31, 2013 and 2012, there were no excess tax benefits relating to stock options and therefore there is no impact on the accompanying consolidated statements of cash flows.

Non-vested stock option activity for the year ended December 31, 2013 is as follows:

	Non-Vested Stock Options	Weighted-Average Grant Date Fair Value
Outstanding at December 31, 2012	202,206	$0.65
Granted	6,400,000	$0.02
Forfeited/cancelled	(119,499)	$2.65
Released/vested	(2,195,124)	$0.14
Outstanding at December 31, 2013	4,287,583	$0.02

Options outstanding at December 31, 2013 are summarized as follows:

			Options Outstanding			Vested Options
			Number Outstanding	Weighted- Average Remaining Contractual Life (in years)	Weighted- Average Exercise Price	Number Outstanding	Weighted- Average Exercise Price
$0.03	-	$0.11	6,412,500	4.9	$0.03	2,145,750	$0.03
$0.40	-	$0.75	41,495	3.0	$0.63	41,495	$0.63
$1.92	-	$3.48	124,238	2.0	$2.41	103,405	$2.46
$4.00	-	$7.40	40,000	0.6	$5.15	40,000	$5.15
$0.03	-	$7.40	6,618,233	4.8	$0.11	2,330,650	$0.24